INCOME TAX	12 Months Ended
Dec. 31, 2017
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for the years ended December 31, 2015, 2016 and 2017. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in the years ended December 31, 2015, 2016 and 2017.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so‑called participation exemption, dividends distributed by the Company’s Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

Provision for income taxes for the years ended December 31, 2015, 2016 and 2017 consisted of the following:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Current provision for income tax—Russia	(3,912)	(4,908)	(5,640)	(97.9)
Current provision for income tax—other	(193)	(280)	(799)	(13.9)
Total current provision for income tax	(4,105)	(5,188)	(6,439)	(111.8)
Deferred income tax (expense)/benefit—Russia	(297)	331	1,108	19.3
Deferred income tax benefit—other	485	533	405	7.0
Total deferred income tax benefit	188	864	1,513	26.3
Total provision for income taxes	(3,917)	(4,324)	(4,926)	(85.5)

The components of income before income taxes for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Income before income taxes—Russia	18,232	15,683	18,269	317.2
Loss before income taxes—other	(4,636)	(4,576)	(4,687)	(81.4)
Total income before income taxes	13,596	11,107	13,582	235.8

The Company has reconciled its effective tax rate to its Dutch statutory rate in the table below. The statutory Dutch income tax rate reconciled to the Company’s effective income tax rate is as follows for the years ended December 31, 2015, 2016 and 2017:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Expected provision at Dutch statutory income tax rate of 25%	3,399	2,776	3,396	59.0
Effect of:
Tax on dividends	529	449	872	15.1
Non-deductible share-based compensation	653	848	1,048	18.2
Other expenses not deductible for tax purposes	315	374	612	10.6
Accrual of unrecognized tax benefit	(64)	944	227	3.9
Difference in foreign tax rates	(1,153)	(1,460)	(1,331)	(23.1)
Other	3	248	(230)	(4.0)
Change in valuation allowance	235	145	332	5.8
Provision for income taxes	3,917	4,324	4,926	85.5

Movements in the valuation allowance are as follows:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Balance at the beginning of the period	(414)	(837)	(659)	(11.4)
Charges to expenses	(235)	(145)	(332)	(5.8)
Foreign currency translation adjustment	(188)	323	69	1.2
Balance at the end of the period	(837)	(659)	(922)	(16.0)

As of December 31, 2016 and 2017, the Company included accrued interest and penalties related to unrecognized tax benefits, totaling RUB 30 and RUB 117  ($2.0), respectively, as a component of other accrued liabilities, non-current and RUB 155 and nil, respectively, as a component of accounts payable and accrued liabilities. As of December 31, 2016 and 2017, RUB 580 and RUB 290 ($5.0), respectively, of unrecognized tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of the provision for income tax in the years ended December 31, 2015, 2016 and 2017 resulted in a benefit of RUB 3, an expense of RUB 170 and an expense of RUB 99 ($1.7), respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized tax benefits is as follows:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Balance at the beginning of the period	97	37	580	10.1
Increases/(decreases) related to prior years tax positions	(13)	469	85	1.4
Increases related to current year tax positions	10	74	41	0.7
Settlements	(57)	—	(416)	(7.2)
Balance at the end of the period	37	580	290	5.0

Temporary differences between the tax and accounting bases of assets and liabilities and carryforwards give rise to the following deferred tax assets and liabilities as of December 31, 2016 and 2017:

	2016	2017	2017
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	1,182	1,638	28.4
Net operating loss carryforward	904	2,383	41.4
Intangible assets	372	337	5.9
Property and equipment	63	156	2.7
Other	18	51	0.9
Total deferred tax asset	2,539	4,565	79.3
Valuation allowance	(659)	(922)	(16.0)
Total deferred tax asset, net of valuation allowance	1,880	3,643	63.3
Deferred tax liability
Convertible debt discount	(350)	(138)	(2.4)
Property and equipment	(434)	(511)	(8.9)
Intangible assets	(348)	(311)	(5.4)
Unremitted earnings	(1,066)	(1,456)	(25.3)
Other	(60)	(15)	(0.2)
Total deferred tax liability	(2,258)	(2,431)	(42.2)
Net deferred tax (liability)/asset	(378)	1,212	21.1
Net deferred tax assets	662	2,171	37.7
Net deferred tax liabilities	(1,040)	(959)	(16.6)

As of December 31, 2017, Yandex N.V. had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 1,825 ($31.7). These NOLs expire in the 2025-2026 tax years. As of December 31, 2017, a benefit of RUB 210 ($3.6) related to the Dutch NOLs described above would be recorded by the Company in additional paid‑in capital if and when realized.

The Company did not provide for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries in 2012 and earlier years because they were considered indefinitely reinvested outside of the Netherlands. Starting in 2014, the Company began to accrue for a 5% dividend withholding tax on the portion of the current year profit of the Company’s principal Russian operating subsidiary that is considered not to be indefinitely reinvested in Russia. The Company also provided in 2017 for a 5% dividend withholding tax on the portion of the profit for 2013 of the Company’s principal Russian operating subsidiary that was considered not to be indefinitely reinvested in Russia. As of December 31, 2017, the amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUB 58,795 ($1,020.7). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUB 2,940 ($51.0).

The tax years 2015-2017 remain open for examination by the Russian tax authorities with respect to the Company’s principal Russian operating subsidiary, Yandex LLC. As of December 31, 2017, Yandex LLC was under audit by tax inspectorates for the tax years 2015-2016. The tax years 2013-2017 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.